Payables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of information about payables
The following table shows the Group’s payables balances.

	2022 US$m	2021 US$m
Trade payables 1	759	191
Other payables 1	1,270	390
Interest payable 2	65	58

Total payables	2,094	639

1.	Interest-free and normally settled on 30 day terms.
2.	Details regarding interest-bearing liabilities are contained in Note C.2.